Due to the ineffectiveness of hedge of cash flow risk and hedge of net investment in foreign operations during the year (Details) ₩ in Millions	12 Months Ended
Dec. 31, 2018 KRW (₩)
Due to the ineffectiveness of hedge of cash flow risk and hedge of net investment in foreign operations during the year [Line Items]
Gains on hedges recognized in other comprehensive income	₩ 6,321
Hedge ineffectiveness recognized in profit or loss	(8,953)
From cash flow hedge reserve to profit or loss Reclassified amount	70,051
Cash Flow Hedges | Foreign exchange
Due to the ineffectiveness of hedge of cash flow risk and hedge of net investment in foreign operations during the year [Line Items]
Gains on hedges recognized in other comprehensive income	65,386
Hedge ineffectiveness recognized in profit or loss	(5,188)
From cash flow hedge reserve to profit or loss Reclassified amount	70,051
Cash Flow Hedges | Interest rate
Due to the ineffectiveness of hedge of cash flow risk and hedge of net investment in foreign operations during the year [Line Items]
Gains on hedges recognized in other comprehensive income	(23,186)
Hedge ineffectiveness recognized in profit or loss	0
From cash flow hedge reserve to profit or loss Reclassified amount	0
Hedges of net investment in foreign operations | Foreign exchange
Due to the ineffectiveness of hedge of cash flow risk and hedge of net investment in foreign operations during the year [Line Items]
Gains on hedges recognized in other comprehensive income	(35,879)
Hedge ineffectiveness recognized in profit or loss	(3,765)
From cash flow hedge reserve to profit or loss Reclassified amount	₩ 0